Schedule of Intangible Assets and Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended		21 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Mar. 31, 2024	Sep. 30, 2025
Indefinite-Lived Intangible Assets [Line Items]
Goodwill			$ 9,914	$ 13,606	$ 13,606	$ 2,367,926
Impairment		$ 298		3,692	3,692	2,354,320	$ 2,400,000
Goodwill	9,914		9,914		9,914	13,606	9,914
Insurance license			3,100	3,100	3,100
Insurance license	3,100		3,100		3,100	3,100	3,100
Goodwill and intangible assets, net			13,014	16,706	16,706	2,371,026
Goodwill and intangible assets, net	13,014		13,014		13,014	16,706	13,014
Insurance License [Member]
Indefinite-Lived Intangible Assets [Line Items]
Insurance license			3,100	3,100	3,100	3,100
Insurance license					3,100	3,100
Ben Custody [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill			7,469	10,896	10,896	594,219
Impairment				3,427	3,427	583,323
Goodwill	7,469		7,469		7,469	10,896	7,469
Ben Markets [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill			2,445	2,710	2,710	9,885
Impairment					265	7,175
Goodwill	2,445		2,445		2,445	2,710	2,445
Ben Liquidity [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill						1,725,880
Impairment						1,725,880
Goodwill
Ben Insurance [Member]
Indefinite-Lived Intangible Assets [Line Items]
Goodwill						37,942
Impairment						37,942
Goodwill